Income tax expense - Summary of deferred tax assets and liabilities presented on a gross basis prior to any offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₩ 1,266,026	₩ 1,375,325
Deferred tax liabilities	₩ 1,503,107	₩ 1,593,640